OTHER PAYABLES AND ACCRUALS	12 Months Ended
Sep. 30, 2011
OTHER PAYABLES AND ACCRUALS
NOTE 15. OTHER PAYABLES AND ACCRUALS

Other payables and accruals consisted of the following:
	As of September 30, 2011	As of September 30, 2010
	US$(’000)	US$(’000)
Accrued employee benefits	17	14
Deposits from suppliers	47	51
Other payables	91	102
Total	155	167